Annual Total Returns- Goldman Sachs Strategic Growth Fund (Class A C Inst Serv Inv R R6 Shares) [BarChart] - Class A C Inst Serv Inv R R6 Shares - Goldman Sachs Strategic Growth Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.00%)	19.43%	32.02%	13.08%	3.12%	1.31%	30.30%	(1.64%)	35.08%	41.05%